Financing receivables	12 Months Ended
Mar. 31, 2017
Financing receivables

22. Financing receivables:

DOCOMO has financing receivables including installment receivables, credit card receivables and receivables due to transfers. Installment receivables arise from providing funds for the subscribers’ handset purchase from agent resellers. Credit card receivables arise from usage of credit services by the customers. Receivables due to transfers arise from sales of DOCOMO’s “receivables for telecommunications services” to NTT FINANCE. These receivables generally do not bear interest.

When entering into installment payment, credit card contracts or the contract regarding transfers of receivables with NTT FINANCE, DOCOMO performs credit checks and manages the credit exposure thereafter by monitoring payment delays. The amounts per transaction for handset purchases and credit card usage are generally low and the billing cycle is also short at generally one month. Therefore, DOCOMO is able to maintain accurate past due information on a timely basis. Most of the customers utilize automated payment systems through financial institutions to pay for the outstanding credit card balances, which mitigates the risk of uncollected receivables significantly. In relation to receivables due to transfers, the billing cycle is also short at generally two months and therefore, DOCOMO is also able to maintain accurate past due information on a timely basis and the risk of uncollected receivables is mitigated. Because of the nature of the business and its effective credit control system, DOCOMO believes that a credit risk in its credit services is low. As a result, historical losses of installment receivables and credit card receivables have not been significant and there have been no historical losses on receivables due to transfers.

Allowance for doubtful accounts is computed based on historical bad debt experience and the estimated uncollectible amount based on the analysis of certain individual accounts, including claims in bankruptcy. When it is determined that there is little possibility of collection based on the debtor’s solvency, such receivables are written off. Since DOCOMO appropriately extends credits, manages credit risks and writes off uncollectible receivables, the amount of past due receivables is not significant.

Financing receivables and related allowance for doubtful accounts as of March 31, 2016 and 2017 were as follows. Installment receivables and related allowance for doubtful accounts are included in “Other” column, since these amounts are immaterial.

	Millions of yen
	2016
	Credit card receivables	Receivables due to transfers	Other	Total
Allowance for doubtful accounts:
Balance as of March 31, 2015	¥6,114	¥—	¥4,266	¥10,380

Provision	9,613	—	(388)	9,225
Charge-offs	(5,652)	—	(39)	(5,691)
Balance as of March 31, 2016	¥10,075	¥—	¥3,839	¥13,914

Ending balance: collectively evaluated for impairment	10,075	—	77	10,152
Ending balance: individually evaluated for impairment	—	—	3,762	3,762
Financing receivables:
Balance as of March 31, 2016	¥276,492	¥283,274	¥18,686	¥578,452

Ending balance: collectively evaluated for impairment	276,492	283,274	9,264	569,030
Ending balance: individually evaluated for impairment	—	—	9,422	9,422

The cost of installment receivables and credit card receivables which were sold for the fiscal year ended March 31, 2016 were ¥756,710 million and ¥46,099 million, respectively. The balance of receivables held for sale as of March 31, 2016 which was reclassified from installment receivables and credit card receivables were ¥939,394 million and ¥3,653 million, respectively.

	Millions of yen
	2017
	Credit card receivables	Receivables due to transfers	Other	Total
Allowance for doubtful accounts:
Balance as of March 31, 2016	¥10,075	¥—	¥3,839	¥13,914

Provision	12,670	—	5,364	18,034
Charge-offs	(10,075)	—	(175)	(10,250)
Balance as of March 31, 2017	¥12,670	¥—	¥9,028	¥21,698

Ending balance: collectively evaluated for impairment	12,670	—	54	12,724
Ending balance: individually evaluated for impairment	—	—	8,974	8,974
Financing receivables:
Balance as of March 31, 2017	¥347,557	¥299,467	¥18,451	¥665,475

Ending balance: collectively evaluated for impairment	347,557	299,467	9,472	656,496
Ending balance: individually evaluated for impairment	—	—	8,979	8,979

The cost of installment receivables and credit card receivables which were sold for the fiscal year ended March 31, 2017 were ¥794,248 million and ¥42,159 million, respectively. The balance of receivables held for sale as of March 31, 2017 which was reclassified from installment receivables and credit card receivables were ¥827,144 million and ¥3,404 million, respectively.